Inventories, net (Tables)	12 Months Ended
Dec. 31, 2016
Inventories, net
Inventories, net

	December 31,
($ in millions)	2016	2015
Raw materials	1,692	1,793

Work in process	1,326	1,574
Finished goods	1,369	1,442
Advances to suppliers	149	188

	4,536	4,997
Advance payments consumed	(189)	(240)

Total	4,347	4,757